Restricted Cash - (Additional Information) (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Restricted cash reserve	$ 0.2	$ 0.2	$ 0.2